Leases (Details) - Schedule of components of lease expense - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of components of lease expense [Abstract]
Operating lease	$ 2,245	$ 1,828
Short-term lease	25	102
Total lease expense	$ 2,270	$ 1,930